N-4	Sep. 02, 2025 USD ($) yr
Prospectus:
Document Type	N-4/A
Entity Registrant Name	USL Separate Account RS
Entity Central Index Key	0002041358
Entity Investment Company Type	N-4
Document Period End Date	Sep. 02, 2025
Amendment Flag	false
USL Portfolio Director NY 1.60 - 12.60 (333-283467)
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals
Your Contract may be subject to surrender charges depending on the series of Contract:
•Series 1, 5, and 7. If you withdraw money under the Contract within five years of making a Purchase Payment, you may be assessed a surrender charge of up to 5%, either as a percentage of the amount withdrawn or as a percentage of Purchase Payments made during the last five years, whichever is less.
•Series 11. No surrender charge.
For example, if you own a series 1, 5, or, 7 Contract and make an early withdrawal, you could pay a surrender charge of up to $5,000 on a $100,000 investment and such surrender charge may be greater if subject to taxes or tax penalties. No surrender charges would apply to a series 11 Contract.
In the State of New York, charges for early withdrawals will be calculated as
Last In, First Out for certificates of group Contracts.
Fee Tables Fees and Charges – Surrender Charge
Transaction Charges
In addition to surrender charges (if applicable), you may also be charged for other transactions.
•In certain states, you may be subject to a loan application fee and loan interest if you request a loan under the Contract.
•Under a series 11 contract, if you transfer amounts from the Fixed Account
Plus option to another investment option under the Contract (or another funding entity) in excess of the annual limit, you may be subject to a charge of 5% on the excess amount transferred.
•There may also be taxes on Purchase Payments.
Fee Tables Fees and Charges
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any advisory fees paid to an investment adviser from the Contract or other Contract owner assets. If such charges were reflected, the fees and expenses would be higher. Interest on Contract loans is not reflected below.
				Fees and Charges
	Annual Fee	Minimum	Maximum
	Base Contract[1] (varies by Contract class)	0.40%	0.41%
	Investment Options[2] (Fund fees and expenses)	0.20%	1.29%
1 As a percentage of average daily net asset value allocated to a Variable
Investment Option, plus for the Maximum charge, an amount attributable to the annual variable investment option maintenance charge, which is applicable to Series 1 only.
2 As a percentage of Fund net assets, plus any applicable amounts deemed to be Platform Charge.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $613	Highest Annual Cost: $1,733
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
base Contract classes and Fund
fees and expenses
•No optional benefits
•No surrender charges or advisory
fees
•No loans or additional Purchase
Payments, transfers, or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
base Contract classes, optional
benefits, and Fund fees and
expenses
•No surrender charges or advisory
fees
•No loans or additional Purchase
Payments, transfers, or
withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
Your Contract may be subject to surrender charges depending on the series of Contract:
•Series 1, 5, and 7. If you withdraw money under the Contract within five years of making a Purchase Payment, you may be assessed a surrender charge of up to 5%, either as a percentage of the amount withdrawn or as a percentage of Purchase Payments made during the last five years, whichever is less.
•Series 11. No surrender charge.
For example, if you own a series 1, 5, or, 7 Contract and make an early withdrawal, you could pay a surrender charge of up to $5,000 on a $100,000 investment and such surrender charge may be greater if subject to taxes or tax penalties. No surrender charges would apply to a series 11 Contract.
In the State of New York, charges for early withdrawals will be calculated as
Last In, First Out for certificates of group Contracts.
Fee Tables Fees and Charges – Surrender Charge

Transaction Charges [Text Block]
Transaction Charges
In addition to surrender charges (if applicable), you may also be charged for other transactions.
•In certain states, you may be subject to a loan application fee and loan interest if you request a loan under the Contract.
•Under a series 11 contract, if you transfer amounts from the Fixed Account
Plus option to another investment option under the Contract (or another funding entity) in excess of the annual limit, you may be subject to a charge of 5% on the excess amount transferred.
•There may also be taxes on Purchase Payments.
Fee Tables Fees and Charges

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any advisory fees paid to an investment adviser from the Contract or other Contract owner assets. If such charges were reflected, the fees and expenses would be higher. Interest on Contract loans is not reflected below.
				Fees and Charges
	Annual Fee	Minimum	Maximum
	Base Contract[1] (varies by Contract class)	0.40%	0.41%
	Investment Options[2] (Fund fees and expenses)	0.20%	1.29%
1 As a percentage of average daily net asset value allocated to a Variable
Investment Option, plus for the Maximum charge, an amount attributable to the annual variable investment option maintenance charge, which is applicable to Series 1 only.
2 As a percentage of Fund net assets, plus any applicable amounts deemed to be Platform Charge.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $613	Highest Annual Cost: $1,733
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
base Contract classes and Fund
fees and expenses
•No optional benefits
•No surrender charges or advisory
fees
•No loans or additional Purchase
Payments, transfers, or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
base Contract classes, optional
benefits, and Fund fees and
expenses
•No surrender charges or advisory
fees
•No loans or additional Purchase
Payments, transfers, or
withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.40%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.41%
Investment Options (of Other Amount) Minimum [Percent]	0.20%
Investment Options (of Other Amount) Maximum [Percent]	1.29%
Investment Options Footnotes [Text Block]	2 As a percentage of Fund net assets, plus any applicable amounts deemed to be Platform Charge.
Lowest Annual Cost [Dollars]	$ 613
Highest Annual Cost [Dollars]	$ 1,733
Risks [Table Text Block]
	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract, including your principal investment.	Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	You may transfer funds between the investment options, subject to certain restrictions.•If you are enrolled in an Advisory Program, you are personally prohibited from making transfers among investment options in the Contract. During such period, transfer instructions may only be provided by the Investment Adviser. If you terminate the Advisory Program, you may make transfers among the investment options subject to certain restrictions.•Transfers between the investment options, as well as certain purchases and redemptions, are subject to policies designed to deter market timing and frequent transfers.•Transfers to and from the Fixed Account Options are subject to special restrictions.•We reserve the right to remove or substitute Funds as investment options.•We reserve the right to stop accepting additional Purchase Payments
Optional Benefit Restrictions [Text Block]	If you are participating in an Advisory Program and your Investment Adviser’s fees are deducted from your Contract, the deduction of those fees may reduce the death benefit and any other guaranteed benefit, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.•If you purchase the Contract through a tax-qualified plan, there is no additional tax benefit under the Contract.•Withdrawals, including withdrawals to pay your Investment Adviser’s fees, may be subject to ordinary income tax. You may have to pay a tax penalty if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	Your financial professional may receive compensation for selling this Contract to you in the form of commissions, additional cash compensation, and non-cash compensation. We may share the revenue we earn on this Contract with your financial professional’s firm, VFA. This conflict of interest may influence your financial professional to recommend this Contract over another investment for which the financial professional is not compensated or compensated less.You may determine to engage our affiliated registered investment adviser, VFA, to provide investment advice to you for the Contract. VFA will charge an Advisory Program Fee. We do not set your investment advisory fee. While USL may deduct the Advisory Program Fee from your Account Value based on instructions from VFA, we do not retain any portion of these fees. With VFA as the Investment Adviser of your Advisory Program, USL, as an affiliate of VFA, will indirectly benefit from VFA’s receipt of Advisory Program Fees.In addition, VFA’s financial professionals and their managers are eligible for benefits from us or our affiliates, such as non-cash compensation items.One or more of these conflicts of interest may influence your financial professional to recommend this Contract over another investment.
Exchanges [Text Block]	Some financial professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts as well as any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Text Block]	The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses below do not reflect any advisory fees paid to your Investment Adviser from Contract or other assets. If such charges were reflected, the fees and expenses would be higher.The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender, or make withdrawals from the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.Transaction Expenses
Maximum Surrender Charge
Series 1, 5, and 7	5.00%(1)
Series 11	None
Maximum Loan Application Fee (per loan)	$75
Fixed Account Plus Excess Transfer Charge
Series 11	5.00%(2)
Other Series	None
The following tables describe the fees and expenses that you will pay each year during the time that you own the Contract, not including Fund fees and expenses. If you have chosen to purchase an optional benefit, you pay additional charges, as shown below.Annual Contract Expenses
Annual Variable Investment Option Maintenance Charge
Series 1	$15
Series 5, 7, and 11	None
Annual Fees	Current	Maximum
Base Contract Expenses(3) (as a percentage of average daily net asset value allocated to the Variable Investment Option)	0.40%	0.41%
Optional Benefit Expenses
Loan Interest Charges (as a percentage of average daily value allocated to the Fixed Account Option)	Current Annual Fee Rate
Non-ERISA Contracts[1]	3.00 – 6.00%[3]
ERISA Contracts[2]	5.50%[4]
[1] Contracts issued as part of a retirement plan that is not subject to The Employment Retirement Income Security Act of 1974 (ERISA) including 457 Plans and retirement plans administered by government entities and churches.[2] Contracts issued as part of an employer-sponsored retirement plan subject to ERISA including 401(k) and certain 403(b) defined contribution plans.[3] The Non-ERISA Loan Interest Charges will vary based on the Guaranteed Minimum Interest Rate (GMIR) on your contract. Please refer to your contract for your GMIR.[4] The ERISA Loan Interest Charges are variable rates based upon an index prescribed under applicable state insurance rules for policy loans. Loan Interest Charges for an existing loan will not increase, but may decrease, during the term of the loan.Annual Fund ExpensesThe next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract.These amounts also include applicable Platform Charges if you choose to invest in certain Funds. A complete list of Funds available under the Contract, including their annual expenses, may be found in Appendix A of this document.
Annual Fund Expenses (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees (if applicable), and other expenses)	Minimum (4)	Maximum (5)
	0.20%	1.29%
Footnotes to the Fee Tables(1) The maximum surrender charge is the lesser of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. If no Purchase Payments are received within the past 60 months, the surrender charge will be zero. Reductions in and exceptions to the surrender charge are available if certain conditions are met. In the State of New York, surrender charges will be calculated as Last In, First Out for group contracts and First In, First Out for individual contracts. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges” and “Exceptions to Surrender Charge” under “Surrender Charge (Series 1, 5, and 7 Contracts Only).”(2) For all series, transfers from the Fixed Account Plus option are limited to 20% per Participant Year. See “Transfers Between Investment Options.” Transfers in excess of this limitation will not be permitted except under series 11 Contracts. For series 11 Contracts, transfers in excess of this limitation will be permitted; however, the excess amount transferred will be subject to a charge of 5% on the excess amount transferred. Withdrawals from the Fixed Account Plus Option to another funding entity are considered “transfers” for purposes of this limitation. See “Fees and Charges – Fixed Account Plus Transfer Charge (Series 11 Contracts Only).”(3) Also referred to as “Separate Account Charges.” Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges.” The Base Contract Expenses do not reflect any applicable Platform Charges that may apply. To help you understand the cost of investing in certain Variable Investment Options, Platform Charges are reflected under “Annual Fund Expenses” in this section and in “Appendix A – Funds Available Under the Contract.” If Platform Charges were included in this table, current charges for certain (but not all) Variable Investment Options would be as high as 0.65%. For additional information, see “Fees and Charges – Separate Account Charges.”(4) The Funds with the lowest total annual fund operating expenses are the Vanguard Long-Term Treasury Fund.(5) The Fund with the highest total annual fund operating expenses is the Invesco Balanced-Risk Commodity Strategy Fund.Examples These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual Fund expenses. These examples assume all Contract value is allocated to the Variable Investment Options. Your costs could differ from those shown below if you invest in the Fixed Account Options.Each example assumes that you invest a single Purchase Payment of $100,000 in the Funds for the time periods indicated. Each example also assumes your investment has a 5% return each year and assumes the most expensive combination of annual Contract expenses and annual Fund expenses as well as optional benefits. These examples do not include the effect of premium taxes upon annuitization, or the effect of any advisory fees paid to your Investment Adviser from the Contract. If these fees and charges were reflected, the costs would be higher. Your actual costs may be higher or lower than the examples below.
Transaction Expenses [Table Text Block]	Transaction Expenses
Maximum Surrender Charge
Series 1, 5, and 7	5.00%(1)
Series 11	None
Maximum Loan Application Fee (per loan)	$75
Fixed Account Plus Excess Transfer Charge
Series 11	5.00%(2)
Other Series	None

Deferred Sales Load, Footnotes [Text Block]	(1) The maximum surrender charge is the lesser of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. If no Purchase Payments are received within the past 60 months, the surrender charge will be zero. Reductions in and exceptions to the surrender charge are available if certain conditions are met. In the State of New York, surrender charges will be calculated as Last In, First Out for group contracts and First In, First Out for individual contracts. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges” and “Exceptions to Surrender Charge” under “Surrender Charge (Series 1, 5, and 7 Contracts Only).”
Exchange Fee, Footnotes [Text Block]	(2) For all series, transfers from the Fixed Account Plus option are limited to 20% per Participant Year. See “Transfers Between Investment Options.” Transfers in excess of this limitation will not be permitted except under series 11 Contracts. For series 11 Contracts, transfers in excess of this limitation will be permitted; however, the excess amount transferred will be subject to a charge of 5% on the excess amount transferred. Withdrawals from the Fixed Account Plus Option to another funding entity are considered “transfers” for purposes of this limitation. See “Fees and Charges – Fixed Account Plus Transfer Charge (Series 11 Contracts Only).”
Annual Contract Expenses [Table Text Block]	The following tables describe the fees and expenses that you will pay each year during the time that you own the Contract, not including Fund fees and expenses. If you have chosen to purchase an optional benefit, you pay additional charges, as shown below.Annual Contract Expenses
Annual Variable Investment Option Maintenance Charge
Series 1	$15
Series 5, 7, and 11	None
Annual Fees	Current	Maximum
Base Contract Expenses(3) (as a percentage of average daily net asset value allocated to the Variable Investment Option)	0.40%	0.41%
Optional Benefit Expenses
Loan Interest Charges (as a percentage of average daily value allocated to the Fixed Account Option)	Current Annual Fee Rate
Non-ERISA Contracts[1]	3.00 – 6.00%[3]
ERISA Contracts[2]	5.50%[4]
[1] Contracts issued as part of a retirement plan that is not subject to The Employment Retirement Income Security Act of 1974 (ERISA) including 457 Plans and retirement plans administered by government entities and churches.[2] Contracts issued as part of an employer-sponsored retirement plan subject to ERISA including 401(k) and certain 403(b) defined contribution plans.[3] The Non-ERISA Loan Interest Charges will vary based on the Guaranteed Minimum Interest Rate (GMIR) on your contract. Please refer to your contract for your GMIR.[4] The ERISA Loan Interest Charges are variable rates based upon an index prescribed under applicable state insurance rules for policy loans. Loan Interest Charges for an existing loan will not increase, but may decrease, during the term of the loan.
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.41%
Base Contract Expense (of Average Account Value), Current [Percent]	0.40%
Base Contract Expense, Footnotes [Text Block]	(3) Also referred to as “Separate Account Charges.” Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges.” The Base Contract Expenses do not reflect any applicable Platform Charges that may apply. To help you understand the cost of investing in certain Variable Investment Options, Platform Charges are reflected under “Annual Fund Expenses” in this section and in “Appendix A – Funds Available Under the Contract.” If Platform Charges were included in this table, current charges for certain (but not all) Variable Investment Options would be as high as 0.65%. For additional information, see “Fees and Charges – Separate Account Charges.”
Annual Portfolio Company Expenses [Table Text Block]	Annual Fund ExpensesThe next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract.These amounts also include applicable Platform Charges if you choose to invest in certain Funds. A complete list of Funds available under the Contract, including their annual expenses, may be found in Appendix A of this document.
Annual Fund Expenses (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees (if applicable), and other expenses)	Minimum (4)	Maximum (5)
	0.20%	1.29%

Portfolio Company Expenses [Text Block]	Annual Fund Expenses(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees (if applicable), and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.20%
Portfolio Company Expenses Maximum [Percent]	1.29%
Portfolio Company Expenses, Footnotes [Text Block]	(4) The Funds with the lowest total annual fund operating expenses are the Vanguard Long-Term Treasury Fund.(5) The Fund with the highest total annual fund operating expenses is the Invesco Balanced-Risk Commodity Strategy Fund.
Item 5. Principal Risks [Table Text Block]	Risk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.Short-Term Investment Risk. This Contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income mean that this Contract is more beneficial to investors with a long-time horizon.Group Plan Risk. The Contract is designed to be purchased by an employer for use in a retirement plan. Your participation in a group Contract will be subject to the terms and conditions of your retirement plan and applicable law. This may impact your ability to make Purchase Payments, request withdrawals or loans, select payout options, or take other actions under the Contract. If the Contract is being used in a retirement plan through your employer, you should always refer to the terms and conditions in your employer’s plan when reviewing the description of the Contract in this prospectus.Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the Contract. A withdrawal may reduce the value of your standard and optional benefits such as the death benefit or other guaranteed benefits. If you take a loan from your account, the amount of this loan and interest accrued therein may also reduce the value of these standard and optional benefits while (i) the loan is in the process of being paid off, (ii) if the loan is never paid off, or (iii) if you default on the loan. Additionally, your interest payments can never be recovered and, therefore, indirectly lower the contract value based on the loan you took against it. The reductions may be more than the amount withdrawn. Withdrawals may also be subject to significant surrender charges if you own a series 1, 5, or 7 Contract. In addition, if you own a series 11 Contract, excess transfers from the Fixed Account Plus option (including withdrawals from the Fixed Account Plus option for the purpose of transferring assets to another funding entity) may be subject to a charge. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% federal tax penalty. A total withdrawal (surrender) will result in the termination of your Contract or certificate. We may defer payment of withdrawals from a Fixed Account Option for up to six months when permitted by law.Variable Investment Option Risk. Amounts that you invest in the Variable Investment Options are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Variable Investment Options that you select make money, your Account Value goes up, and if they lose money, your Account Value goes down. Each Variable Investment Option’s performance depends on the performance of its underlying Mutual Fund. Each Mutual Fund has its own investment risks, and you are exposed to the Mutual Fund’s investment risks when you invest in a Variable Investment Option. You are responsible for selecting Variable Investment Options that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance.Deduction of Advisory Program Fee Risk. If the Advisory Program fees payable to your investment adviser are deducted from the Contract, such deductions may reduce the death benefit and other annuity benefits, decrease the Account Value allocated to the Fixed Account Options, and result in a reduction of the Purchase Units & Payout Payments. The amounts deducted from your Contract for payment of Advisory Program Fees may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax.Selection Risk. If you elected an optional benefit, there is a risk that you may not have chosen the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may no longer be available. In addition, if you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit.Investment Restrictions Risk. Investment restrictions limit the investment options that are available to you and limit your ability to take certain actions under the Contract. The investment restrictions are designed to reduce our risk that we will have to make payments to you from our own assets in connection with certain guarantees. In turn, they may also limit the potential growth of your Account Value and the potential growth of your guaranteed benefits. This may conflict with your personal investment objectives.Public Fund Availability Risk. Some in-plan deferred compensation plans may restrict investment in “Public Funds”, which are mutual funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans. (Public Funds are identified in Appendix A.)Loan Risk. If you take a loan under the Contract, interest will accrue on any outstanding loan amounts until they are repaid and, depending on the state, you may be required to pay a loan application fee to us.Minimum Account Value Risk. If your Account Value falls below $300 and you do not make any Purchase Payments for at least two (2) Participant Years, we may close the account and pay the Account Value to you. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer’s plan.Financial Strength and Claims-Paying Ability Risk. All guarantees under the Contract, including the Fixed Account Options, that are paid from our General Account are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.Business Disruption. Our business is also vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemic (such as COVID-19) and other highly contagious diseases, mass torts, failure of telecommunications or other critical infrastructure and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, and may also interfere with our ability to receive, pick up and process mail, to calculate Purchase Unit values, process other contract-related transactions, or otherwise provide our services, or have other possible negative impacts. While we have developed and put in place what we believe to be appropriate business continuity and disaster recovery plans and procedures to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the underlying Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes.Cybersecurity Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers, our business is vulnerable to physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), cyber-attacks, user error or other disruptions to the confidentiality, integrity, or availability of such systems and data. These risks include, among other things, the theft, misuse, corruption, disclosure and destruction of sensitive business data, including personal information, maintained on our or our business partners’ or service providers’ systems, interference with or denial of service attacks on websites and other operational disruptions and/or unauthorized release of confidential customer information, including as a result of social engineering attacks or employee malfeasance. Such systems failures and cyber-attacks or incidents affecting us, any third-party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the underlying Funds, impact our ability to calculate Purchase Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and enforcement action, litigation risks and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the affected underlying Funds to lose value. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Despite our implementation of policies and procedures, which we believe to be reasonable, that address physical, administrative and technical safeguards and controls and other preventative actions to protect our systems and sensitive business and customer information and reduce the risk of cyber-incidents, there can be no assurance that we or our distribution partners or the underlying Funds or our service providers will avoid cyber-attacks or information security breaches in the future that may affect your contract and/or personal information.
Item 10. Benefits Available (N-4) [Text Block]	The following tables summarize information about the benefits available under the Contract.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Standard Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments	No Charge
•Payable only during the Purchase Period
•Payable if death occurs at any age
•Withdrawals, including withdrawals to pay your advisory
fees, may significantly reduce the benefit
•If you have elected to enroll in the Advisory Program, the
Advisory Program Fees may reduce the death benefit.
Please see “Impact of the Deduction of Advisory Program
Fees in Death Benefits” in the “Death Benefits” section
below.

Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period	No Charge
•Withdrawals may be subject to surrender charges
•No more than one systematic withdrawal election may be in
effect at any time
•We reserve the right to discontinue any or all systematic
withdrawals or to change the terms at any time

No Charge Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period without surrender charges	No Charge
•Withdrawals must be made to you over a period of not less
than five years, and the annual amount withdrawn may not
exceed 20% of Account Value at time of election
•May not change election once withdrawals begin
•No more than one systematic withdrawal election may be in
effect at any time
•We reserve the right to discontinue any or all systematic
withdrawals or to change the terms at any time

Loans	Provides tax-free access to amounts invested in Fixed Account Options	$75 application fee (per loan, where permitted by state law1) Maximum net interest rate 6%	•Available only during the Purchase Period •May not be taken against amounts invested in Variable Investment Options •Interest will accrue on outstanding loan amounts •Minimum loan amount is $1,000
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Advisory Program	The investment advice service provided by your Investment Adviser	Not applicable
•A separate investment advisory fee and agreement is
required
•May not be available under your employer’s retirement plan
or in connection with your Contract
•If you pay any investment adviser fee from the Contract,
any deduction may reduce the death benefit and other
annuity benefits, and may be subject to surrender charges,
federal and state income taxes and a 10% federal penalty
tax.
•We do not honor investment adviser transfer requests in
connection with Advisory Programs that are offered
through third-party, unaffiliated Investment Advisers.
•You are encouraged to discuss the Advisory Program with
your financial professional and the impact that Advisory
Program Fees may have on your Contract Value before
electing to enroll in the Advisory Program. For more
information about how the deduction of Advisory Program
Fees may affect your Contract, please see “Impact of
Deduction of Advisory Program Fee on Purchase
Payments” in the “Purchase Period” section above,
“Impact of Advisory Program Fees on Payment Payments”
in the “Payout Period” section above, and the “Impact of
the Deduction of Advisory Program Fees on Death
Benefit” in the “Death Benefits” section below.

[1] For more information about where applicable loan fees are permitted, please see “Appendix B – State Contract Variability” below.
Benefits Available [Table Text Block]
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Standard Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments	No Charge
•Payable only during the Purchase Period
•Payable if death occurs at any age
•Withdrawals, including withdrawals to pay your advisory
fees, may significantly reduce the benefit
•If you have elected to enroll in the Advisory Program, the
Advisory Program Fees may reduce the death benefit.
Please see “Impact of the Deduction of Advisory Program
Fees in Death Benefits” in the “Death Benefits” section
below.

Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period	No Charge
•Withdrawals may be subject to surrender charges
•No more than one systematic withdrawal election may be in
effect at any time
•We reserve the right to discontinue any or all systematic
withdrawals or to change the terms at any time

No Charge Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period without surrender charges	No Charge
•Withdrawals must be made to you over a period of not less
than five years, and the annual amount withdrawn may not
exceed 20% of Account Value at time of election
•May not change election once withdrawals begin
•No more than one systematic withdrawal election may be in
effect at any time
•We reserve the right to discontinue any or all systematic
withdrawals or to change the terms at any time

Loans	Provides tax-free access to amounts invested in Fixed Account Options	$75 application fee (per loan, where permitted by state law1) Maximum net interest rate 6%	•Available only during the Purchase Period •May not be taken against amounts invested in Variable Investment Options •Interest will accrue on outstanding loan amounts •Minimum loan amount is $1,000
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Advisory Program	The investment advice service provided by your Investment Adviser	Not applicable
•A separate investment advisory fee and agreement is
required
•May not be available under your employer’s retirement plan
or in connection with your Contract
•If you pay any investment adviser fee from the Contract,
any deduction may reduce the death benefit and other
annuity benefits, and may be subject to surrender charges,
federal and state income taxes and a 10% federal penalty
tax.
•We do not honor investment adviser transfer requests in
connection with Advisory Programs that are offered
through third-party, unaffiliated Investment Advisers.
•You are encouraged to discuss the Advisory Program with
your financial professional and the impact that Advisory
Program Fees may have on your Contract Value before
electing to enroll in the Advisory Program. For more
information about how the deduction of Advisory Program
Fees may affect your Contract, please see “Impact of
Deduction of Advisory Program Fee on Purchase
Payments” in the “Purchase Period” section above,
“Impact of Advisory Program Fees on Payment Payments”
in the “Payout Period” section above, and the “Impact of
the Deduction of Advisory Program Fees on Death
Benefit” in the “Death Benefits” section below.

Name of Benefit [Text Block]	Name of Benefit
Purpose of Benefit [Text Block]	Purpose
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions / Limitations
Name of Benefit [Text Block]	Name of Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	The availability of certain Funds can vary based on your employer. Refer to your employer’s retirement program documents for a list of the employer-selected Funds available in your Contract and any limitations on the number of Funds you may choose. All Funds may not be available for all plans or Contracts.The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities. You can also request this information at no cost by calling 1-800-448-2542. The current expenses and performance information below reflect fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge, such as Platform Charges. Expenses would be higher, and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Man Large Cap Growth Fund[3,5] – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Numeric Investors LLC	1.12%	None	1.12%	23.60%	14.47%	15.58%*
	Systematic Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP	0.65%	None	0.65%	34.48%	13.26%	14.17%
	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.77%	None	0.77%	31.78%	17.48%	14.45%
	Dividend Value Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.68%	None	0.68%	12.84%	8.00%	8.50%
	Growth Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock	0.62%	None	0.62%	32.74%	16.43%	14.46%
	Large Capital Growth Fund[2] Adviser: VALIC Sub-Adviser: Massachusetts Financial Services Company	0.70%	None	0.70%	16.24%	12.44%	13.21%
	Nasdaq-100® Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.43%	None	0.43%	54.49%	22.00%	17.26%
	Stock Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.23%	None	0.23%	25.27%	19.55%	17.90%
	Systematic Core Fund[2,5] Adviser: VALIC Sub-Adviser: Goldman Sachs	0.64%	None	0.64%	23.11%	14.06%	12.32%
	Systematic Value Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.65%	None	0.65%	16.74%	9.02%	8.41%
	U.S. Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	18.61%	11.99%	11.50%
	Vanguard Windsor II Fund[3] – Investor Shares Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.32%	0.25%	0.57%	14.21%	12.10%	10.35%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Mid- Cap Equity	Ariel Appreciation Fund[3] – Investor Class Adviser: Ariel Investments, LLC	1.14%	None	1.14%	6.30%	6.83%	6.13%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.74%	None	0.74%	19.78%	11.99%	12.04%
	Mid Cap Value Fund[2] Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management	0.82%	None	0.82%	10.85%	9.44%	8.38%
	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.35%	13.51%	9.94%	9.32%
Domestic Small- Cap Equity	Ariel Fund[3] – Investor Class Adviser: Ariel	1.00%	None	1.00%	11.80%	8.56%	7.62%
	Small Cap Growth Fund[2,5] Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.	0.87%	None	0.87%	10.85%	5.38%	9.90%
	Small Cap Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.37%	None	0.37%	11.21%	7.02%	7.52%
	Small Cap Special Values Fund[2] Adviser: VALIC Sub-Adviser: Allspring Global Investments, LLC	1.07%	None	1.07%	6.48%	7.53%	8.25%
	Small Cap Value Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.81%	None	0.81%	9.08%	8.05%	6.58%
Global Equity (International and Domestic)	Global Strategy Fund[2,5] Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.65%	None	0.65%	12.15%	3.96%	3.37%
	International Socially Responsible Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.58%	None	0.58%	2.96%	4.38%	6.46%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.95%	None	0.95%	11.41%	1.73%	3.59%
	International Equities Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.43%	None	0.43%	3.13%	4.27%	4.86%
	International Growth Fund[2,5] Adviser: VALIC Sub-Advisers: MSIM and Morgan Stanley Investment Management Co.	0.81%	None	0.81%	6.58%	4.85%	6.67%
	International Opportunities Fund[2,5] Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. and Wellington Management	1.00%	None	1.00%	-2.39%	0.98%	5.05%
	International Value Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs and Columbia Management Investment Advisers, LLC	0.78%	None	0.78%	8.43%	4.41%	3.74%
Specialty	Global Real Estate Fund[2] Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co. and MFS	0.91%	None	0.91%	1.40%	-0.99%	2.63%
	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5 Adviser: Invesco Advisers, Inc.	1.15%	None	1.15%	5.69%	7.33%	2.54%
	Science & Technology Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock and Voya	0.91%	None	0.91%	32.60%	17.23%	17.41%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Hybrid (Equity and Fixed Income)	Aggressive Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.58%	None	0.58%	14.23%	8.07%	7.59%
	Asset Allocation Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.65%	None	0.65%	15.00%	8.21%	6.54%
	Conservative Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.62%	None	0.62%	7.53%	4.17%	4.53%
	Moderate Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.58%	None	0.58%	10.82%	6.64%	6.56%
	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.74%	None	0.74%	8.54%	5.14%	5.62%
	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.76%	None	0.76%	8.90%	5.48%	6.13%
	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.78%	None	0.78%	9.44%	6.07%	6.70%
	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.80%	None	0.80%	10.46%	6.79%	7.31%
	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.83%	None	0.83%	11.67%	7.59%	7.89%
	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	12.84%	8.29%	8.38%
	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	13.61%	8.79%	8.70%
	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.87%	None	0.87%	13.89%	8.91%	8.76%
	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	13.96%	8.88	8.74
	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	13.97%	8.89%	8.74%*
	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares Adviser: The Vanguard Group, Inc.	0.12%	0.25%	0.37%	7.54%	3.99%	4.82%
	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.14%	0.25%	0.39%	13.18%	7.99%	7.95%
	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.13%	0.25%	0.38%	10.31%	6.00%	6.41%
	Vanguard Wellington Fund[3] – Investor Shares Adviser: Wellington Management	0.25%	0.25%	0.51%	14.76%	8.15%	8.36%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	1.69%	0.04%	1.59%
	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	5.17%	2.42%	1.70%
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.60%	None	0.60%	1.14%	-0.50%	0.84%
	High Yield Bond Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.68%	None	0.68%	6.52%	3.69%	4.58%
	Inflation Protected Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.59%	None	0.59%	1.18%	1.59%	1.95%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.81%	None	0.81%	-1.00%	-1.82%	0.41%
	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	-2.80%	-2.31%	1.75%
	Vanguard Long-Term Treasury Fund[3] – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	-6.41%	-5.16%	-0.73%
* Average Annual Total Returns is since inception of the Fund.[1] The following adviser/sub-adviser abbreviations are used in this table:•Allspring – Allspring Global Investments, LLC•Ariel – Ariel Investments, LLC•BlackRock – BlackRock Investment Management, LLC•Goldman Sachs – Goldman Sachs Asset Management, L.P.•JPMIM – J.P. Morgan Investment Management Inc.•MFS – Massachusetts Financial Services Company•MSIM – Morgan Stanley Investment Management Inc.•PineBridge – PineBridge Investments LLC•T. Rowe Price – T. Rowe Price Associates, Inc.•VALIC – The Variable Annuity Life Insurance Company•Vanguard – The Vanguard Group, Inc.•Voya – Voya Investment Management Co. LLC•Wellington Management – Wellington Management Company LLP[2] A VALIC Company I Fund.[3] A Public Fund. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Investment Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans (“Public Funds”) will not be available within your Contract.[4] The Vanguard LifeStrategy Funds’ board of trustees allocates each Fund’s assets among the underlying funds based on the Fund’s investment objective and policies. The board may change these allocations from time to time without shareholder approval. The investment adviser to the underlying funds is Vanguard.[5] This Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Fund prospectus for additional information.[6] A Platform Charge may only be increased to the extent that the Base Contract Expense plus the Platform Charge does not exceed 0.65%.
Prospectuses Available [Text Block]	The availability of certain Funds can vary based on your employer. Refer to your employer’s retirement program documents for a list of the employer-selected Funds available in your Contract and any limitations on the number of Funds you may choose. All Funds may not be available for all plans or Contracts.The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities. You can also request this information at no cost by calling 1-800-448-2542. The current expenses and performance information below reflect fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge, such as Platform Charges. Expenses would be higher, and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Man Large Cap Growth Fund[3,5] – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Numeric Investors LLC	1.12%	None	1.12%	23.60%	14.47%	15.58%*
	Systematic Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP	0.65%	None	0.65%	34.48%	13.26%	14.17%
	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.77%	None	0.77%	31.78%	17.48%	14.45%
	Dividend Value Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.68%	None	0.68%	12.84%	8.00%	8.50%
	Growth Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock	0.62%	None	0.62%	32.74%	16.43%	14.46%
	Large Capital Growth Fund[2] Adviser: VALIC Sub-Adviser: Massachusetts Financial Services Company	0.70%	None	0.70%	16.24%	12.44%	13.21%
	Nasdaq-100® Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.43%	None	0.43%	54.49%	22.00%	17.26%
	Stock Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.23%	None	0.23%	25.27%	19.55%	17.90%
	Systematic Core Fund[2,5] Adviser: VALIC Sub-Adviser: Goldman Sachs	0.64%	None	0.64%	23.11%	14.06%	12.32%
	Systematic Value Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.65%	None	0.65%	16.74%	9.02%	8.41%
	U.S. Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	18.61%	11.99%	11.50%
	Vanguard Windsor II Fund[3] – Investor Shares Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.32%	0.25%	0.57%	14.21%	12.10%	10.35%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Mid- Cap Equity	Ariel Appreciation Fund[3] – Investor Class Adviser: Ariel Investments, LLC	1.14%	None	1.14%	6.30%	6.83%	6.13%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.74%	None	0.74%	19.78%	11.99%	12.04%
	Mid Cap Value Fund[2] Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management	0.82%	None	0.82%	10.85%	9.44%	8.38%
	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.35%	13.51%	9.94%	9.32%
Domestic Small- Cap Equity	Ariel Fund[3] – Investor Class Adviser: Ariel	1.00%	None	1.00%	11.80%	8.56%	7.62%
	Small Cap Growth Fund[2,5] Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.	0.87%	None	0.87%	10.85%	5.38%	9.90%
	Small Cap Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.37%	None	0.37%	11.21%	7.02%	7.52%
	Small Cap Special Values Fund[2] Adviser: VALIC Sub-Adviser: Allspring Global Investments, LLC	1.07%	None	1.07%	6.48%	7.53%	8.25%
	Small Cap Value Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.81%	None	0.81%	9.08%	8.05%	6.58%
Global Equity (International and Domestic)	Global Strategy Fund[2,5] Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.65%	None	0.65%	12.15%	3.96%	3.37%
	International Socially Responsible Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.58%	None	0.58%	2.96%	4.38%	6.46%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.95%	None	0.95%	11.41%	1.73%	3.59%
	International Equities Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.43%	None	0.43%	3.13%	4.27%	4.86%
	International Growth Fund[2,5] Adviser: VALIC Sub-Advisers: MSIM and Morgan Stanley Investment Management Co.	0.81%	None	0.81%	6.58%	4.85%	6.67%
	International Opportunities Fund[2,5] Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. and Wellington Management	1.00%	None	1.00%	-2.39%	0.98%	5.05%
	International Value Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs and Columbia Management Investment Advisers, LLC	0.78%	None	0.78%	8.43%	4.41%	3.74%
Specialty	Global Real Estate Fund[2] Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co. and MFS	0.91%	None	0.91%	1.40%	-0.99%	2.63%
	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5 Adviser: Invesco Advisers, Inc.	1.15%	None	1.15%	5.69%	7.33%	2.54%
	Science & Technology Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock and Voya	0.91%	None	0.91%	32.60%	17.23%	17.41%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Hybrid (Equity and Fixed Income)	Aggressive Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.58%	None	0.58%	14.23%	8.07%	7.59%
	Asset Allocation Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.65%	None	0.65%	15.00%	8.21%	6.54%
	Conservative Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.62%	None	0.62%	7.53%	4.17%	4.53%
	Moderate Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.58%	None	0.58%	10.82%	6.64%	6.56%
	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.74%	None	0.74%	8.54%	5.14%	5.62%
	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.76%	None	0.76%	8.90%	5.48%	6.13%
	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.78%	None	0.78%	9.44%	6.07%	6.70%
	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.80%	None	0.80%	10.46%	6.79%	7.31%
	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.83%	None	0.83%	11.67%	7.59%	7.89%
	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	12.84%	8.29%	8.38%
	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	13.61%	8.79%	8.70%
	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.87%	None	0.87%	13.89%	8.91%	8.76%
	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	13.96%	8.88	8.74
	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	13.97%	8.89%	8.74%*
	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares Adviser: The Vanguard Group, Inc.	0.12%	0.25%	0.37%	7.54%	3.99%	4.82%
	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.14%	0.25%	0.39%	13.18%	7.99%	7.95%
	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.13%	0.25%	0.38%	10.31%	6.00%	6.41%
	Vanguard Wellington Fund[3] – Investor Shares Adviser: Wellington Management	0.25%	0.25%	0.51%	14.76%	8.15%	8.36%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	1.69%	0.04%	1.59%
	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	5.17%	2.42%	1.70%
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.60%	None	0.60%	1.14%	-0.50%	0.84%
	High Yield Bond Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.68%	None	0.68%	6.52%	3.69%	4.58%
	Inflation Protected Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.59%	None	0.59%	1.18%	1.59%	1.95%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.81%	None	0.81%	-1.00%	-1.82%	0.41%
	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	-2.80%	-2.31%	1.75%
	Vanguard Long-Term Treasury Fund[3] – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	-6.41%	-5.16%	-0.73%

Temporary Fee Reductions, Current Expenses [Text Block]	This Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Fund prospectus for additional information.
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | ShortTermInvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Short-Term Investment Risk. This Contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income mean that this Contract is more beneficial to investors with a long-time horizon.
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | GroupPlanRiskMember
Prospectus:
Principal Risk [Text Block]	Group Plan Risk. The Contract is designed to be purchased by an employer for use in a retirement plan. Your participation in a group Contract will be subject to the terms and conditions of your retirement plan and applicable law. This may impact your ability to make Purchase Payments, request withdrawals or loans, select payout options, or take other actions under the Contract. If the Contract is being used in a retirement plan through your employer, you should always refer to the terms and conditions in your employer’s plan when reviewing the description of the Contract in this prospectus.
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | WithdrawalRiskMember
Prospectus:
Principal Risk [Text Block]	Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the Contract. A withdrawal may reduce the value of your standard and optional benefits such as the death benefit or other guaranteed benefits. If you take a loan from your account, the amount of this loan and interest accrued therein may also reduce the value of these standard and optional benefits while (i) the loan is in the process of being paid off, (ii) if the loan is never paid off, or (iii) if you default on the loan. Additionally, your interest payments can never be recovered and, therefore, indirectly lower the contract value based on the loan you took against it. The reductions may be more than the amount withdrawn. Withdrawals may also be subject to significant surrender charges if you own a series 1, 5, or 7 Contract. In addition, if you own a series 11 Contract, excess transfers from the Fixed Account Plus option (including withdrawals from the Fixed Account Plus option for the purpose of transferring assets to another funding entity) may be subject to a charge. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% federal tax penalty. A total withdrawal (surrender) will result in the termination of your Contract or certificate. We may defer payment of withdrawals from a Fixed Account Option for up to six months when permitted by law.
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | VariableInvestmentOptionRiskMember
Prospectus:
Principal Risk [Text Block]	Variable Investment Option Risk. Amounts that you invest in the Variable Investment Options are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Variable Investment Options that you select make money, your Account Value goes up, and if they lose money, your Account Value goes down. Each Variable Investment Option’s performance depends on the performance of its underlying Mutual Fund. Each Mutual Fund has its own investment risks, and you are exposed to the Mutual Fund’s investment risks when you invest in a Variable Investment Option. You are responsible for selecting Variable Investment Options that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance.
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | DeductionofAdvisoryProgramFeeRiskMember
Prospectus:
Principal Risk [Text Block]	Deduction of Advisory Program Fee Risk. If the Advisory Program fees payable to your investment adviser are deducted from the Contract, such deductions may reduce the death benefit and other annuity benefits, decrease the Account Value allocated to the Fixed Account Options, and result in a reduction of the Purchase Units & Payout Payments. The amounts deducted from your Contract for payment of Advisory Program Fees may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax.
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | SelectionRiskMember
Prospectus:
Principal Risk [Text Block]	Selection Risk. If you elected an optional benefit, there is a risk that you may not have chosen the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may no longer be available. In addition, if you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit.
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | InvestmentRestrictionsRiskMember
Prospectus:
Principal Risk [Text Block]	Investment Restrictions Risk. Investment restrictions limit the investment options that are available to you and limit your ability to take certain actions under the Contract. The investment restrictions are designed to reduce our risk that we will have to make payments to you from our own assets in connection with certain guarantees. In turn, they may also limit the potential growth of your Account Value and the potential growth of your guaranteed benefits. This may conflict with your personal investment objectives.
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | PublicFundAvailabilityRiskMember
Prospectus:
Principal Risk [Text Block]	Public Fund Availability Risk. Some in-plan deferred compensation plans may restrict investment in “Public Funds”, which are mutual funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans. (Public Funds are identified in Appendix A.)
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | LoanRiskMember
Prospectus:
Principal Risk [Text Block]	Loan Risk. If you take a loan under the Contract, interest will accrue on any outstanding loan amounts until they are repaid and, depending on the state, you may be required to pay a loan application fee to us.
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | MinimumAccountValueRiskMember
Prospectus:
Principal Risk [Text Block]	Minimum Account Value Risk. If your Account Value falls below $300 and you do not make any Purchase Payments for at least two (2) Participant Years, we may close the account and pay the Account Value to you. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer’s plan.
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | FinancialStrengthandClaimsPayingAbilityRiskMember
Prospectus:
Principal Risk [Text Block]	Financial Strength and Claims-Paying Ability Risk. All guarantees under the Contract, including the Fixed Account Options, that are paid from our General Account are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | BusinessDisruptionMember
Prospectus:
Principal Risk [Text Block]	Business Disruption. Our business is also vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemic (such as COVID-19) and other highly contagious diseases, mass torts, failure of telecommunications or other critical infrastructure and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, and may also interfere with our ability to receive, pick up and process mail, to calculate Purchase Unit values, process other contract-related transactions, or otherwise provide our services, or have other possible negative impacts. While we have developed and put in place what we believe to be appropriate business continuity and disaster recovery plans and procedures to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the underlying Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes.
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | CybersecurityRiskMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers, our business is vulnerable to physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), cyber-attacks, user error or other disruptions to the confidentiality, integrity, or availability of such systems and data. These risks include, among other things, the theft, misuse, corruption, disclosure and destruction of sensitive business data, including personal information, maintained on our or our business partners’ or service providers’ systems, interference with or denial of service attacks on websites and other operational disruptions and/or unauthorized release of confidential customer information, including as a result of social engineering attacks or employee malfeasance. Such systems failures and cyber-attacks or incidents affecting us, any third-party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the underlying Funds, impact our ability to calculate Purchase Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and enforcement action, litigation risks and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the affected underlying Funds to lose value. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Despite our implementation of policies and procedures, which we believe to be reasonable, that address physical, administrative and technical safeguards and controls and other preventative actions to protect our systems and sensitive business and customer information and reduce the risk of cyber-incidents, there can be no assurance that we or our distribution partners or the underlying Funds or our service providers will avoid cyber-attacks or information security breaches in the future that may affect your contract and/or personal information.
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including your principal investment.
Principal Risk [Text Block]	Risk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.•Charges may apply to withdrawals under a series 1, 5, or 7 Contract. Surrender charges could significantly reduce the amount that you receive upon taking a withdrawal. Withdrawals may also reduce or terminate Contract guarantees and may result in taxes and tax penalties.•If you select the Fixed Account Plus option for investment, your ability to transfer amounts from that option is subject to an annual limit. It may take several years to transfer all amounts from the Fixed Account Plus option. Under a series 11 Contract, if you transfer amounts from the Fixed Account Plus option in excess of that annual limit (including withdrawals from the Fixed Account Plus option for the purpose of transferring assets to another funding entity), you may be subject to a charge.•The benefits of tax deferral, if applicable, and long-term income mean the Contract is generally more beneficial to investors with a long investment time horizon.
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.•Each Variable Investment Option and each Fixed Account Option has its own unique risks.•You should review the investment options before making an investment decision.
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risks related to us, USL. Any obligations (including under any Fixed Account Option), guarantees, and benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about us is available upon request by calling 1-800-448-2542 or visiting www.corebridgefinancial.com/rs.
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | AmericanBeaconManLargeCapGrowthFundInvestorMember
Prospectus:
Portfolio Company Objective [Text Block]	DomesticLarge-CapEquity
Portfolio Company Name [Text Block]	American Beacon Man Large CapGrowth Fund[3,5] – Investor Class
Portfolio Company Adviser [Text Block]	American Beacon Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Numeric Investors LLC
Current Expenses [Percent]	1.12%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	23.60%
Average Annual Total Returns, 5 Years [Percent]	14.47%
Average Annual Total Returns, 10 Years [Percent]	15.58%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | VALICCompanyISystematicGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Systematic Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	34.48%
Average Annual Total Returns, 5 Years [Percent]	13.26%
Average Annual Total Returns, 10 Years [Percent]	14.17%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | VALICCompanyICapitalAppreciationFundMember
Prospectus:
Portfolio Company Name [Text Block]	Capital Appreciation Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	31.78%
Average Annual Total Returns, 5 Years [Percent]	17.48%
Average Annual Total Returns, 10 Years [Percent]	14.45%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | VALICCompanyIDividendValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Dividend Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC and ClearBridge Investments, LLC
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	12.84%
Average Annual Total Returns, 5 Years [Percent]	8.00%
Average Annual Total Returns, 10 Years [Percent]	8.50%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | VALICCompanyIGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.62%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	32.74%
Average Annual Total Returns, 5 Years [Percent]	16.43%
Average Annual Total Returns, 10 Years [Percent]	14.46%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | VALICCompanyILargeCapitalGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Large Capital Growth Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.70%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	16.24%
Average Annual Total Returns, 5 Years [Percent]	12.44%
Average Annual Total Returns, 10 Years [Percent]	13.21%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | VALICCompanyINasdaq100IndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	Nasdaq-100® Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.43%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	54.49%
Average Annual Total Returns, 5 Years [Percent]	22.00%
Average Annual Total Returns, 10 Years [Percent]	17.26%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | VALICCompanyIStockIndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	Stock Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.23%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	25.27%
Average Annual Total Returns, 5 Years [Percent]	19.55%
Average Annual Total Returns, 10 Years [Percent]	17.90%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | VALICCompanyISystematicCoreFundMember
Prospectus:
Portfolio Company Name [Text Block]	Systematic Core Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	23.11%
Average Annual Total Returns, 5 Years [Percent]	14.06%
Average Annual Total Returns, 10 Years [Percent]	12.32%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | VALICCompanyISystematicValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Systematic Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	16.74%
Average Annual Total Returns, 5 Years [Percent]	9.02%
Average Annual Total Returns, 10 Years [Percent]	8.41%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | VALICCompanyIUSSociallyResponsibleFundMember
Prospectus:
Portfolio Company Name [Text Block]	U.S. Socially Responsible Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.36%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	18.61%
Average Annual Total Returns, 5 Years [Percent]	11.99%
Average Annual Total Returns, 10 Years [Percent]	11.50%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | VanguardWindsorIIFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Windsor II Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC
Current Expenses [Percent]	0.32%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	14.21%
Average Annual Total Returns, 5 Years [Percent]	12.10%
Average Annual Total Returns, 10 Years [Percent]	10.35%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | ArielAppreciationFundInvestorMember
Prospectus:
Portfolio Company Objective [Text Block]	Domestic Mid-Cap Equity
Portfolio Company Name [Text Block]	Ariel Appreciation Fund[3] – Investor Class
Portfolio Company Adviser [Text Block]	Ariel Investments, LLC
Current Expenses [Percent]	1.14%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	6.30%
Average Annual Total Returns, 5 Years [Percent]	6.83%
Average Annual Total Returns, 10 Years [Percent]	6.13%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | VALICCompanyIMidCapStrategicGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Mid Cap Strategic Growth Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC and Voya Investment Management Co. LLC
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	19.78%
Average Annual Total Returns, 5 Years [Percent]	11.99%
Average Annual Total Returns, 10 Years [Percent]	12.04%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | VALICCompanyIMidCapValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Mid Cap Value Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	10.85%
Average Annual Total Returns, 5 Years [Percent]	9.44%
Average Annual Total Returns, 10 Years [Percent]	8.38%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | VALICCompanyIMidCapIndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	Mid Cap Index Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.35%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	13.51%
Average Annual Total Returns, 5 Years [Percent]	9.94%
Average Annual Total Returns, 10 Years [Percent]	9.32%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | ArielFundInvestorMember
Prospectus:
Portfolio Company Objective [Text Block]	Domestic Small-Cap Equity
Portfolio Company Name [Text Block]	Ariel Fund[3] – Investor Class
Portfolio Company Adviser [Text Block]	Ariel
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	11.80%
Average Annual Total Returns, 5 Years [Percent]	8.56%
Average Annual Total Returns, 10 Years [Percent]	7.62%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | VALICCompanyISmallCapGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	10.85%
Average Annual Total Returns, 5 Years [Percent]	5.38%
Average Annual Total Returns, 10 Years [Percent]	9.90%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | VALICCompanyISmallCapIndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.37%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	11.21%
Average Annual Total Returns, 5 Years [Percent]	7.02%
Average Annual Total Returns, 10 Years [Percent]	7.52%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | VALICCompanyISmallCapSpecialValuesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Special Values Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.07%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	6.48%
Average Annual Total Returns, 5 Years [Percent]	7.53%
Average Annual Total Returns, 10 Years [Percent]	8.25%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | VALICCompanyISmallCapValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	9.08%
Average Annual Total Returns, 5 Years [Percent]	8.05%
Average Annual Total Returns, 10 Years [Percent]	6.58%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | VALICCompanyIGlobalStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Equity(Internationaland Domestic)
Portfolio Company Name [Text Block]	Global Strategy Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc. and Brandywine Global Investment Management LLC
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	12.15%
Average Annual Total Returns, 5 Years [Percent]	3.96%
Average Annual Total Returns, 10 Years [Percent]	3.37%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | VALICCompanyIInternationalSociallyResponsibleMember
Prospectus:
Portfolio Company Name [Text Block]	International Socially Responsible Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.58%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	2.96%
Average Annual Total Returns, 5 Years [Percent]	4.38%
Average Annual Total Returns, 10 Years [Percent]	6.46%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | VALICCompanyIEmergingEconomiesFundMember
Prospectus:
Portfolio Company Objective [Text Block]	InternationalEquity
Portfolio Company Name [Text Block]	Emerging Economies Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.95%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	11.41%
Average Annual Total Returns, 5 Years [Percent]	1.73%
Average Annual Total Returns, 10 Years [Percent]	3.59%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | VALICCompanyIInternationalEquitiesIndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Equities Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.43%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	3.13%
Average Annual Total Returns, 5 Years [Percent]	4.27%
Average Annual Total Returns, 10 Years [Percent]	4.86%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | VALICCompanyIInternationalGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	MSIM and Morgan Stanley Investment Management Co.
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	6.58%
Average Annual Total Returns, 5 Years [Percent]	4.85%
Average Annual Total Returns, 10 Years [Percent]	6.67%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | VALICCompanyIInternationalOpportunitiesFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Opportunities Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc. and Wellington Management
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(2.39%)
Average Annual Total Returns, 5 Years [Percent]	0.98%
Average Annual Total Returns, 10 Years [Percent]	5.05%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | VALICCompanyIInternationalValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs and Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	8.43%
Average Annual Total Returns, 5 Years [Percent]	4.41%
Average Annual Total Returns, 10 Years [Percent]	3.74%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | VALICCompanyIGlobalRealEstateFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Global Real Estate Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Duff & Phelps Investment Management Co. and MFS
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	1.40%
Average Annual Total Returns, 5 Years [Percent]	(0.99%)
Average Annual Total Returns, 10 Years [Percent]	2.63%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | InvescoBalancedRiskCommodityStrategyFundR5Member
Prospectus:
Portfolio Company Name [Text Block]	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	5.69%
Average Annual Total Returns, 5 Years [Percent]	7.33%
Average Annual Total Returns, 10 Years [Percent]	2.54%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | VALICCompanyIScienceTechnologyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Science & Technology Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock and Voya
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	32.60%
Average Annual Total Returns, 5 Years [Percent]	17.23%
Average Annual Total Returns, 10 Years [Percent]	17.41%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | VALICCompanyIAggressiveGrowthLifestyleFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Hybrid(Equity andFixed Income)
Portfolio Company Name [Text Block]	Aggressive Growth Lifestyle Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.58%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	14.23%
Average Annual Total Returns, 5 Years [Percent]	8.07%
Average Annual Total Returns, 10 Years [Percent]	7.59%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | VALICCompanyIAssetAllocationFundMember
Prospectus:
Portfolio Company Name [Text Block]	Asset Allocation Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	15.00%
Average Annual Total Returns, 5 Years [Percent]	8.21%
Average Annual Total Returns, 10 Years [Percent]	6.54%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | VALICCompanyIConservativeGrowthLifestyleFundMember
Prospectus:
Portfolio Company Name [Text Block]	Conservative Growth Lifestyle Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.62%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	7.53%
Average Annual Total Returns, 5 Years [Percent]	4.17%
Average Annual Total Returns, 10 Years [Percent]	4.53%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | VALICCompanyIModerateGrowthLifestyleFundMember
Prospectus:
Portfolio Company Name [Text Block]	Moderate Growth Lifestyle Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.58%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	10.82%
Average Annual Total Returns, 5 Years [Percent]	6.64%
Average Annual Total Returns, 10 Years [Percent]	6.56%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | TRowePriceRetirement2015AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	8.54%
Average Annual Total Returns, 5 Years [Percent]	5.14%
Average Annual Total Returns, 10 Years [Percent]	5.62%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | TRowePriceRetirement2020AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	8.90%
Average Annual Total Returns, 5 Years [Percent]	5.48%
Average Annual Total Returns, 10 Years [Percent]	6.13%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | TRowePriceRetirement2025AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	9.44%
Average Annual Total Returns, 5 Years [Percent]	6.07%
Average Annual Total Returns, 10 Years [Percent]	6.70%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | TRowePriceRetirement2030AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	10.46%
Average Annual Total Returns, 5 Years [Percent]	6.79%
Average Annual Total Returns, 10 Years [Percent]	7.31%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | TRowePriceRetirement2035AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	11.67%
Average Annual Total Returns, 5 Years [Percent]	7.59%
Average Annual Total Returns, 10 Years [Percent]	7.89%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | TRowePriceRetirement2040AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	12.84%
Average Annual Total Returns, 5 Years [Percent]	8.29%
Average Annual Total Returns, 10 Years [Percent]	8.38%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | TRowePriceRetirement2045AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	13.61%
Average Annual Total Returns, 5 Years [Percent]	8.79%
Average Annual Total Returns, 10 Years [Percent]	8.70%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | TRowePriceRetirement2050AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	13.89%
Average Annual Total Returns, 5 Years [Percent]	8.91%
Average Annual Total Returns, 10 Years [Percent]	8.76%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | TRowePriceRetirement2055AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	13.96%
Average Annual Total Returns, 5 Years [Percent]	8.88%
Average Annual Total Returns, 10 Years [Percent]	8.74%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | TRowePriceRetirement2060AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	13.97%
Average Annual Total Returns, 5 Years [Percent]	8.89%
Average Annual Total Returns, 10 Years [Percent]	8.74%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | VanguardLifeStrategyConservativeGrowthFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.12%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	7.54%
Average Annual Total Returns, 5 Years [Percent]	3.99%
Average Annual Total Returns, 10 Years [Percent]	4.82%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | VanguardLifeStrategyGrowthFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	13.18%
Average Annual Total Returns, 5 Years [Percent]	7.99%
Average Annual Total Returns, 10 Years [Percent]	7.95%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | VanguardLifeStrategyModerateGrowthFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	10.31%
Average Annual Total Returns, 5 Years [Percent]	6.00%
Average Annual Total Returns, 10 Years [Percent]	6.41%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | VanguardWellingtonFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Wellington Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.25%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	14.76%
Average Annual Total Returns, 5 Years [Percent]	8.15%
Average Annual Total Returns, 10 Years [Percent]	8.36%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | VALICCompanyICoreBondFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Core Bond Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge Investments LLC and JPMIM
Current Expenses [Percent]	0.48%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	1.69%
Average Annual Total Returns, 5 Years [Percent]	0.04%
Average Annual Total Returns, 10 Years [Percent]	1.59%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | GoldmanSachsVITGovernmentMoneyMarketFundInstitutionalMember
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs
Current Expenses [Percent]	0.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	5.17%
Average Annual Total Returns, 5 Years [Percent]	2.42%
Average Annual Total Returns, 10 Years [Percent]	1.70%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | VALICCompanyIGovernmentSecuritiesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Government Securities Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.60%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	1.14%
Average Annual Total Returns, 5 Years [Percent]	(0.50%)
Average Annual Total Returns, 10 Years [Percent]	0.84%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | VALICCompanyIHighYieldBondFundMember
Prospectus:
Portfolio Company Name [Text Block]	High Yield Bond Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	6.52%
Average Annual Total Returns, 5 Years [Percent]	3.69%
Average Annual Total Returns, 10 Years [Percent]	4.58%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | VALICCompanyIInflationProtectedFundMember
Prospectus:
Portfolio Company Name [Text Block]	Inflation Protected Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.59%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	1.18%
Average Annual Total Returns, 5 Years [Percent]	1.59%
Average Annual Total Returns, 10 Years [Percent]	1.95%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | VALICCompanyIInternationalGovernmentBondFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Government Bond Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(1.00%)
Average Annual Total Returns, 5 Years [Percent]	(1.82%)
Average Annual Total Returns, 10 Years [Percent]	0.41%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | VanguardLongTermInvestmentGradeFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Wellington Management and Vanguard
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	(2.80%)
Average Annual Total Returns, 5 Years [Percent]	(2.31%)
Average Annual Total Returns, 10 Years [Percent]	1.75%
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | VanguardLongTermTreasuryFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Long-Term Treasury Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.20%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	(6.41%)
Average Annual Total Returns, 5 Years [Percent]	(5.16%)
Average Annual Total Returns, 10 Years [Percent]	(0.73%)
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | SystematicWithdrawalsMember
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawals
Purpose of Benefit [Text Block]	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Withdrawals may be subject to surrender charges•No more than one systematic withdrawal election may be in effect at any time•We reserve the right to discontinue any or all systematic withdrawals or to change the terms at any time
Name of Benefit [Text Block]	Systematic Withdrawals
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | NoChargeSystematicWithdrawalsMember
Prospectus:
Name of Benefit [Text Block]	No Charge Systematic Withdrawals
Purpose of Benefit [Text Block]	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period without surrender charges
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Withdrawals must be made to you over a period of not less than five years, and the annual amount withdrawn may not exceed 20% of Account Value at time of election•May not change election once withdrawals begin•No more than one systematic withdrawal election may be in effect at any time•We reserve the right to discontinue any or all systematic withdrawals or to change the terms at any time
Name of Benefit [Text Block]	No Charge Systematic Withdrawals
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | LoansMember
Prospectus:
Other Transaction Fee, Maximum [Dollars]	$ 75
Name of Benefit [Text Block]	Loans
Purpose of Benefit [Text Block]	Provides tax-free access to amounts invested in Fixed Account Options
Standard Benefit [Flag]	true
Standard Benefit Expense, Current [Dollars]	$ 75
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	6.00%
Brief Restrictions / Limitations [Text Block]	•Available only during the Purchase Period•May not be taken against amounts invested in Variable Investment Options•Interest will accrue on outstanding loan amounts•Minimum loan amount is $1,000
Name of Benefit [Text Block]	Loans
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | AdvisoryProgramMember
Prospectus:
Name of Benefit [Text Block]	Advisory Program
Purpose of Benefit [Text Block]	The investment advice service provided by your Investment Adviser
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•A separate investment advisory fee and agreement is required•May not be available under your employer’s retirement plan or in connection with your Contract•If you pay any investment adviser fee from the Contract, any deduction may reduce the death benefit and other annuity benefits, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax.•We do not honor investment adviser transfer requests in connection with Advisory Programs that are offered through third-party, unaffiliated Investment Advisers.•You are encouraged to discuss the Advisory Program with your financial professional and the impact that Advisory Program Fees may have on your Contract Value before electing to enroll in the Advisory Program. For more information about how the deduction of Advisory Program Fees may affect your Contract, please see “Impact of Deduction of Advisory Program Fee on Purchase Payments” in the “Purchase Period” section above, “Impact of Advisory Program Fees on Payment Payments” in the “Payout Period” section above, and the “Impact of the Deduction of Advisory Program Fees on Death Benefit” in the “Death Benefits” section below.
Name of Benefit [Text Block]	Advisory Program
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | LoansNonERISAContractsMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	6.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	3.00%
Optional Benefit Expense, Footnotes [Text Block]	[1] Contracts issued as part of a retirement plan that is not subject to The Employment Retirement Income Security Act of 1974 (ERISA) including 457 Plans and retirement plans administered by government entities and churches.[3] The Non-ERISA Loan Interest Charges will vary based on the Guaranteed Minimum Interest Rate (GMIR) on your contract. Please refer to your contract for your GMIR.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	6.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	3.00%
Optional Benefit Expense, Footnotes [Text Block]	[1] Contracts issued as part of a retirement plan that is not subject to The Employment Retirement Income Security Act of 1974 (ERISA) including 457 Plans and retirement plans administered by government entities and churches.[3] The Non-ERISA Loan Interest Charges will vary based on the Guaranteed Minimum Interest Rate (GMIR) on your contract. Please refer to your contract for your GMIR.
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | LoansERISAContractsMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	5.50%
Optional Benefit Expense, Footnotes [Text Block]	[2] Contracts issued as part of an employer-sponsored retirement plan subject to ERISA including 401(k) and certain 403(b) defined contribution plans.[4] The ERISA Loan Interest Charges are variable rates based upon an index prescribed under applicable state insurance rules for policy loans. Loan Interest Charges for an existing loan will not increase, but may decrease, during the term of the loan.
Optional Benefit Expense (of Benefit Base), Current [Percent]	5.50%
Optional Benefit Expense, Footnotes [Text Block]	[2] Contracts issued as part of an employer-sponsored retirement plan subject to ERISA including 401(k) and certain 403(b) defined contribution plans.[4] The ERISA Loan Interest Charges are variable rates based upon an index prescribed under applicable state insurance rules for policy loans. Loan Interest Charges for an existing loan will not increase, but may decrease, during the term of the loan.
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit based on the greater of Account Value or net Purchase Payments
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Payable only during the Purchase Period•Payable if death occurs at any age•Withdrawals, including withdrawals to pay your advisory fees, may significantly reduce the benefit•If you have elected to enroll in the Advisory Program, the Advisory Program Fees may reduce the death benefit. Please see “Impact of the Deduction of Advisory Program Fees in Death Benefits” in the “Death Benefits” section below.
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]	Death Benefits
The Contracts will pay death benefits during either the Purchase Period or the Payout Period.The ProcessUSL requires that complete and acceptable documentation and paperwork be received from the Beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death or a written statement by an attending physician. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by USL or a regulator to process the claim. The account will not be valued, and payments will not be made until all paperwork is in good order and in a form acceptable to USL. Your Beneficiary may contact us at 1-800-448-2542 with any questions about required documentation and paperwork. Death benefits are paid only once per Contract.If your Account Value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit will be payable. Please see “Impact of the Deduction of Advisory Program Fees on Death Benefit” below regarding impacts to your death benefit due to the deduction of Advisory Program Fees.Beneficiary InformationThe Beneficiary may receive death benefits:•In a lump sum;•In the form of an annuity under any of the Payout Options; •In partial payments over the Beneficiary’s life expectancy (where permitted); or•In a manner mutually agreeable between the Beneficiary and USL that is in accordance with applicable laws and regulations.Payment of any death benefits must be within the time limits set by federal tax law, if any. If the Beneficiary elects a life annuity for a designated or fixed period, the guarantee period cannot exceed the Beneficiary’s life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contract.During the Purchase PeriodIf death occurs during the Purchase Period, the Beneficiary will receive the standard death benefit which guarantees the return of Purchase Payments less any prior withdrawals.As indicated above, a Contract Owner may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.
Fees and Costs of Benefit [Text Block]	Adjusted Purchase Payment AmountIf the total amount of any death benefit payable from the Variable Investment Options and Fixed Account Options under the Contract exceeds the Account Value as of the date all paperwork is in good order and in a form acceptable to USL, then the total death benefit paid may be adjusted to limit the death benefit due to withdrawals. An Adjusted Purchase Payment Amount will be calculated on the date all paperwork is complete and in a form acceptable to USL, determined as follows:
A.	100% of Purchase Payments
–	(minus)
B.	Gross Withdrawals (see below) and any portion of Account Value applied under a Payout Option
Each “Gross Withdrawal” is calculated by multiplying the Adjusted Purchase Payment Amount by a fraction. The numerator of the fraction is the amount of the withdrawal plus any associated fees and charges. The denominator of the fraction is the Account Value immediately prior to the withdrawal. Thus, each Gross Withdrawal will proportionately reduce the Adjusted Purchase Payment Amount.The Contract death benefit and the Adjusted Purchase Payment Amount are compared. The lesser amount is then compared to the Account Value, and the beneficiary will receive the greater of those two amounts.During the Payout PeriodIf the Annuitant dies during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the payout option that you selected. The payout options available are described in the “Payout Period” section of this prospectus.•If the life only option or joint and survivor life option was chosen, there will be no death benefit.•If the life with guaranteed period option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:1.Receive the present value of any remaining payments in a lump sum; or2.Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or3.Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under the Contract and/or under federal tax law, including additional permitted delays before beginning distributions, as well as being able to continue the Contract as their own and not as a beneficiary account.Impact of the Deduction of Advisory Program Fees on Death BenefitIf you are participating in the Advisory Program and your Investment Adviser’s fee is deducted from your Contract, the deduction of the Advisory Program Fee may reduce the death benefit. This deduction will be the dollar amount assessed for the Advisory Program Fee and is based on a percentage of the Contract value managed by the Advisory Program. The examples below assess the impact of the Advisory Program Fee on the Contract’s death benefit assuming an initial $100 deposit and no additional payments and no withdrawals.1.If, at the end of the year, the Contract value increases to $120 and you pay a $1 Advisory Program Fee, the Contract value is reduced to $119. If you die, your Contract’s death benefit is $119.2.If, at the end of the year, the Contract value decreases to $90 and you pay a $1 Advisory Program Fee, the Contract value is reduced to $89. However, the Advisory Program Fee will not reduce the death benefit which will be at least $100 (your premium payment) (or higher if you are younger than 70 at your death) due to the Death Benefit Contract guarantee.
Calculation Method of Benefit [Text Block]	Death Benefit Before Age of 70The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70, provided that the benefit is available in your state.The interest guaranteed death benefit is generally calculated as is shown below. The calculation becomes more complex based upon the transfers between available investment options or product exchanges. Thus, the death benefit may only be calculated for a Beneficiary once USL receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to USL.Step 1: Determine your Fixed Account Option Value by taking the greater of:
Value of Fixed Account Option on date all paperwork is complete and in a form acceptable to USL
or
100% of Purchase Payments invested in Fixed Account Option
– (minus)
Amount of all prior withdrawals from the Fixed Account Option, charges and any portion of Account Value applied under a Payout Option
Step 2: Determine your Variable Account Option Value by taking the greater of:
Value of Variable Account Options on date all paperwork is complete and in a form acceptable to USL
or
100% of Purchase Payments invested in Variable Account Options
– (minus)
Amount of prior withdrawals (out of) or transfers (out of) the Variable Account Options
+ (plus)
Interest at an annual rate as specified in your Contract
Step 3: Add step 1 + 2 = Death BenefitFor purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.This value may be adjusted if the total amount of any death benefit exceeds the Account Value.Standard Death BenefitThe standard death benefit will be the greater of:
Your Account Value on the date all paperwork is in good order and in a form acceptable to USL
or
100% of Purchase Payments (to Variable Investment Options and/or Fixed Account Options)
–	(minus)
Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

USL Portfolio Director NY 1.60 - 12.60 (333-283467) | Series7Member
Prospectus:
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Surrender Charge Example Maximum [Dollars]	$ 5,000
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	6,367
Surrender Expense, 1 Year, Minimum [Dollars]	5,311
Surrender Expense, 3 Years, Maximum [Dollars]	10,296
Surrender Expense, 3 Years, Minimum [Dollars]	6,924
Surrender Expense, 5 Years, Maximum [Dollars]	14,188
Surrender Expense, 5 Years, Minimum [Dollars]	8,354
Surrender Expense, 10 Years, Maximum [Dollars]	20,029
Surrender Expense, 10 Years, Minimum [Dollars]	7,534
Annuitized Expense, 1 Year, Maximum [Dollars]	1,718
Annuitized Expense, 1 Year, Minimum [Dollars]	613
Annuitized Expense, 3 Years, Maximum [Dollars]	5,329
Annuitized Expense, 3 Years, Minimum [Dollars]	1,924
Annuitized Expense, 5 Years, Maximum [Dollars]	9,188
Annuitized Expense, 5 Years, Minimum [Dollars]	3,354
Annuitized Expense, 10 Years, Maximum [Dollars]	20,029
Annuitized Expense, 10 Years, Minimum [Dollars]	7,534
No Surrender Expense, 1 Year, Maximum [Dollars]	1,718
No Surrender Expense, 1 Year, Minimum [Dollars]	613
No Surrender Expense, 3 Years, Maximum [Dollars]	5,329
No Surrender Expense, 3 Years, Minimum [Dollars]	1,924
No Surrender Expense, 5 Years, Maximum [Dollars]	9,188
No Surrender Expense, 5 Years, Minimum [Dollars]	3,354
No Surrender Expense, 10 Years, Maximum [Dollars]	20,029
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 7,534
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | Series5Member
Prospectus:
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Surrender Charge Example Maximum [Dollars]	$ 5,000
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	6,367
Surrender Expense, 1 Year, Minimum [Dollars]	5,311
Surrender Expense, 3 Years, Maximum [Dollars]	10,296
Surrender Expense, 3 Years, Minimum [Dollars]	6,924
Surrender Expense, 5 Years, Maximum [Dollars]	14,188
Surrender Expense, 5 Years, Minimum [Dollars]	8,354
Surrender Expense, 10 Years, Maximum [Dollars]	20,029
Surrender Expense, 10 Years, Minimum [Dollars]	7,534
Annuitized Expense, 1 Year, Maximum [Dollars]	1,718
Annuitized Expense, 1 Year, Minimum [Dollars]	613
Annuitized Expense, 3 Years, Maximum [Dollars]	5,329
Annuitized Expense, 3 Years, Minimum [Dollars]	1,924
Annuitized Expense, 5 Years, Maximum [Dollars]	9,188
Annuitized Expense, 5 Years, Minimum [Dollars]	3,354
Annuitized Expense, 10 Years, Maximum [Dollars]	20,029
Annuitized Expense, 10 Years, Minimum [Dollars]	7,534
No Surrender Expense, 1 Year, Maximum [Dollars]	1,718
No Surrender Expense, 1 Year, Minimum [Dollars]	613
No Surrender Expense, 3 Years, Maximum [Dollars]	5,329
No Surrender Expense, 3 Years, Minimum [Dollars]	1,924
No Surrender Expense, 5 Years, Maximum [Dollars]	9,188
No Surrender Expense, 5 Years, Minimum [Dollars]	3,354
No Surrender Expense, 10 Years, Maximum [Dollars]	20,029
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 7,534
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | Series1Member
Prospectus:
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Surrender Charge Example Maximum [Dollars]	$ 5,000
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of average daily net asset value allocated to a Variable Investment Option, plus for the Maximum charge, an amount attributable to the annual variable investment option maintenance charge, which is applicable to Series 1 only.
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 15
Surrender Expense, 1 Year, Maximum [Dollars]	6,381
Surrender Expense, 1 Year, Minimum [Dollars]	5,325
Surrender Expense, 3 Years, Maximum [Dollars]	10,338
Surrender Expense, 3 Years, Minimum [Dollars]	6,968
Surrender Expense, 5 Years, Maximum [Dollars]	14,259
Surrender Expense, 5 Years, Minimum [Dollars]	8,428
Surrender Expense, 10 Years, Maximum [Dollars]	20,165
Surrender Expense, 10 Years, Minimum [Dollars]	7,679
Annuitized Expense, 1 Year, Maximum [Dollars]	1,733
Annuitized Expense, 1 Year, Minimum [Dollars]	628
Annuitized Expense, 3 Years, Maximum [Dollars]	5,373
Annuitized Expense, 3 Years, Minimum [Dollars]	1,968
Annuitized Expense, 5 Years, Maximum [Dollars]	9,529
Annuitized Expense, 5 Years, Minimum [Dollars]	3,428
Annuitized Expense, 10 Years, Maximum [Dollars]	20,165
Annuitized Expense, 10 Years, Minimum [Dollars]	7,679
No Surrender Expense, 1 Year, Maximum [Dollars]	1,733
No Surrender Expense, 1 Year, Minimum [Dollars]	628
No Surrender Expense, 3 Years, Maximum [Dollars]	5,373
No Surrender Expense, 3 Years, Minimum [Dollars]	1,968
No Surrender Expense, 5 Years, Maximum [Dollars]	9,529
No Surrender Expense, 5 Years, Minimum [Dollars]	3,428
No Surrender Expense, 10 Years, Maximum [Dollars]	20,165
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 7,679
USL Portfolio Director NY 1.60 - 12.60 (333-283467) | Series11Member
Prospectus:
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	0.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	5.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	1,718
Surrender Expense, 1 Year, Minimum [Dollars]	613
Surrender Expense, 3 Years, Maximum [Dollars]	5,329
Surrender Expense, 3 Years, Minimum [Dollars]	1,924
Surrender Expense, 5 Years, Maximum [Dollars]	9,188
Surrender Expense, 5 Years, Minimum [Dollars]	3,354
Surrender Expense, 10 Years, Maximum [Dollars]	20,029
Surrender Expense, 10 Years, Minimum [Dollars]	7,534
Annuitized Expense, 1 Year, Maximum [Dollars]	1,718
Annuitized Expense, 1 Year, Minimum [Dollars]	613
Annuitized Expense, 3 Years, Maximum [Dollars]	5,329
Annuitized Expense, 3 Years, Minimum [Dollars]	1,924
Annuitized Expense, 5 Years, Maximum [Dollars]	9,188
Annuitized Expense, 5 Years, Minimum [Dollars]	3,354
Annuitized Expense, 10 Years, Maximum [Dollars]	20,029
Annuitized Expense, 10 Years, Minimum [Dollars]	7,534
No Surrender Expense, 1 Year, Maximum [Dollars]	1,718
No Surrender Expense, 1 Year, Minimum [Dollars]	613
No Surrender Expense, 3 Years, Maximum [Dollars]	5,329
No Surrender Expense, 3 Years, Minimum [Dollars]	1,924
No Surrender Expense, 5 Years, Maximum [Dollars]	9,188
No Surrender Expense, 5 Years, Minimum [Dollars]	3,354
No Surrender Expense, 10 Years, Maximum [Dollars]	20,029
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 7,534